Guarantees in Insurance Contracts - Summary of Liabilities for Guarantees for Minimum Benefits (Detail) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) Counterparty	Dec. 31, 2021 EUR (€) Counterparty
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	€ 124,422
Ending balance	87,309	€ 124,422
Account value	100,409	149,323
Net amount at risk	180,006	250,953
United States [member] | Life contingent guarantees [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	1,031	1,127
Incurred guarantee benefits	683	(99)
Paid guarantee benefits	(144)	(75)
Net exchange differences	61	79
Ending balance	1,630	1,031
United States [member] | Life contingent guarantees [member] | Guaranteed Minimum Death Benefit 1 [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	502	488
Incurred guarantee benefits	344	27
Paid guarantee benefits	(103)	(49)
Net exchange differences	30	36
Ending balance	773	502
Account value	44,488	56,426
Net amount at risk	€ 3,743	€ 843
Average attained age of contract holders | Counterparty	72	71
United States [member] | Life contingent guarantees [member] | Guaranteed Minimum Income Benefit [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	€ 529	€ 638
Incurred guarantee benefits	338	(127)
Paid guarantee benefits	(41)	(25)
Net exchange differences	31	42
Ending balance	857	529
Account value	3,911	5,186
Net amount at risk	€ 933	€ 472
Average attained age of contract holders | Counterparty	73	72